Stock-based compensation - Restricted share unit plan (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares
Performance restricted share units (PSUs)
Number of units
Beginning balance (in shares)	492,557	481,907	481,907
Granted (in shares)	112,079	211,754	211,754
Vested (in shares)	(178,067)	(201,104)	(201,104)
Forfeited (in shares)		0	0
Ending balance (in shares)	426,569	492,557	492,557
Weighted-average exercise price $ per share
Outstanding, beginning of period (CAD per unit) | $ / shares	$ 8.86	$ 8.85
Granted, Weighted average exercise price (CAD per unit) | $ / shares	20.04	8.55
Vested, Weighted average exercise price (CAD per unit) | $ / shares	8.24	8.51
Forfeited, Weighted average exercise price (CAD per unit) | $ / shares			$ 0
Outstanding, end of period (CAD per unit) | $ / shares	$ 12.06	$ 8.86
Vested (in shares)	178,067	201,104	201,104
Liability classified restricted share unit plan | Restricted share units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition in years following grant	2 years
Award vesting period	3 years
Restricted share unit plan | Restricted share units (RSUs)
Number of units
Beginning balance (in shares)	641,471	650,077	650,077
Granted (in shares)	144,383	298,142	298,142
Vested (in shares)	(220,116)	(269,484)	(269,484)
Forfeited (in shares)	(12,327)	(37,264)	(37,264)
Ending balance (in shares)	553,411	641,471	641,471
Weighted-average exercise price $ per share
Outstanding, beginning of period (CAD per unit) | $ / shares	$ 10.34	$ 9.35
Granted, Weighted average exercise price (CAD per unit) | $ / shares	19.97	8.55
Vested, Weighted average exercise price (CAD per unit) | $ / shares	8.44	6.19
Forfeited, Weighted average exercise price (CAD per unit) | $ / shares	13.01	8.81
Outstanding, end of period (CAD per unit) | $ / shares	$ 13.55	$ 10.34
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | $	$ 4,339	$ 3,290	$ 3,290
Period for award recognition	1 year 4 months 24 days	1 year 7 months 6 days	1 year 7 months 6 days
Vested (in shares)	220,116	269,484	269,484
Restricted share unit plan | Performance restricted share units (PSUs)
Number of units
Vested (in shares)	(178,067)	(201,104)	(201,104)
Weighted-average exercise price $ per share
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | $	$ 3,702	$ 3,405	$ 3,405
Period for award recognition	1 year 6 months	1 year 7 months 6 days	1 year 7 months 6 days
Vested (in shares)	178,067	201,104	201,104